EMPLOYEE STOCK BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	$ 32.6	$ 32.2	$ 39.9
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	0
Cost of products sold
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	3.0	3.0	4.0
Selling, general and administrative
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	26.6	26.2	31.9
Research and Development Expense [Member]
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	$ 3.0	$ 3.0	$ 4.0